Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual RetireSMARTSM Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Moderate Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 165 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds will include a combination of MassMutual Select Funds and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), and may also include Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), Oppenheimer Funds (advised by OFI Global Asset Management, Inc. (“OFI Global Asset Management”), a majority owned, indirect subsidiary of MassMutual), and other, non-affiliated mutual funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. Most of the non-affiliated Underlying Funds in which the Fund invests will typically be passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry, although the Fund may also invest in non-affiliated actively managed funds. The Fund has an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers, the Fund’s investment adviser, will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers or its affiliates; the Fund will normally invest no more than 25% of its assets in mutual funds not advised by MML Advisers or its affiliates (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.

The table below shows the Fund’s approximate allocation, as of January 15, 2019, among various asset classes and Underlying Funds. MML Advisers, does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Actual allocations to Underlying Funds are available in the Fund’s shareholder reports and at http://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Equity Funds	83.0%
— U.S. Large Cap Equity Funds
Select Fundamental Value (Wellington Management/Barrow Hanley)	4.1%
Select Diversified Value (T. Rowe Price/Brandywine Global)	4.5%
Select Equity Opportunities (T. Rowe Price/Wellington Management)	3.3%

MM Select Equity Asset (J.P. Morgan)	20.4%
Select Blue Chip Growth (T. Rowe Price/Loomis	4.5%
Sayles)
Select Fundamental Growth (Wellington Management)	2.4%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.6%
— U.S. Small/Mid Cap Equity Funds
Select Mid-Cap Value (American Century)	2.5%
Vanguard Mid-Cap Index (Vanguard)	3.3%
Select Mid Cap Growth (T. Rowe Price/Frontier)	2.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.0%
Vanguard Small-Cap Index (Vanguard)	2.2%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.2%
— REIT Funds
Oppenheimer Real Estate (OFI Global Asset Management)	2.9%
— International Equity Funds
Select Overseas (MFS/Harris)	7.5%
Premier International Equity (OFI Global)	3.7%
Vanguard Developed Markets Index (Vanguard)	7.4%
— Emerging Markets Equity Funds
Premier Strategic Emerging Markets (OFI Global)	3.5%
Vanguard Emerging Markets Stock Index (Vanguard)	3.5%
Fixed Income Funds	16.0%
— U.S. Fixed Income Funds
Premier Core Bond (Barings)	3.4%
Premier Short-Duration Bond (Barings)	2.7%
Vanguard Total Bond Market Index (Vanguard)	1.2%
Vanguard Long-Term Treasury Index (Vanguard)	0.8%
Select Total Return Bond (MetWest)	2.6%
Select Strategic Bond (Western Asset)	2.5%
— Inflation Managed Funds
Premier Inflation-Protected and Income (Barings)	1.1%
— High Yield Funds
Premier High Yield (Barings)	0.5%
Barings Global Floating Rate (Barings)	0.2%
— International Bond Funds
Oppenheimer International Bond (OFI Global Asset Management)	1.0%
Other Funds	1.0%
— Commodities Funds
DFA Commodity Strategy (DFA)	1.0%

Note: Above allocations may not sum up to 100% due to rounding.

Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the Underlying Funds.

Allocation Risk The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. The limited universe of Underlying Funds and the requirement that a significant percentage of Fund assets be invested in mutual funds advised by MML Advisers or its affiliates as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Commodities-Related Investments Risk Commodity prices (including precious metals) can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political, and regulatory developments, or factors affecting a particular region, industry, or commodity. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence, or announcements of economic, political, or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund's investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, and other conditions than the U.S. market.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

Index Funds Risk Certain Underlying Funds may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the Underlying Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the Underlying Fund were not fully invested in such securities.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Inflation-Linked Securities Risk Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.

Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

Real Estate Risk; REIT Risk Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, environmental regulations and other governmental action, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, losses due to natural disasters, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

Repurchase Agreement Risk  These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the Underlying Funds, including exchange-traded funds, in which it invests, including the risk that the Underlying Funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the Underlying Funds.

Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index) and an index of funds with similar investment objectives (Lipper Balanced Fund Index). Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class R5, Service Class, Administrative Class, and Class A shares of the Fund for periods prior to the Fund’s inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the “Predecessor Account”); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented for the ten-year period. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund's allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index) and an index of funds with similar investment objectives (Lipper Balanced Fund Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund's allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index) and an index of funds with similar investment objectives (Lipper Balanced Fund Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	17.97%	Lowest Quarter:	3Q ’11,	–15.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns for Class A shares of the Fund reflect any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

MassMutual RetireSMARTSM Moderate Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	334
10 Years	rr_ExpenseExampleYear10	$ 756
One Year	rr_AverageAnnualReturnYear01	(7.22%)
Five Years	rr_AverageAnnualReturnYear05	3.67%
Ten Years	rr_AverageAnnualReturnYear10	9.52%
MassMutual RetireSMARTSM Moderate Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	389
10 Years	rr_ExpenseExampleYear10	$ 877
One Year	rr_AverageAnnualReturnYear01	(7.33%)
Five Years	rr_AverageAnnualReturnYear05	3.60%
Ten Years	rr_AverageAnnualReturnYear10	9.48%
MassMutual RetireSMARTSM Moderate Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 996
One Year	rr_AverageAnnualReturnYear01	(7.49%)
Five Years	rr_AverageAnnualReturnYear05	3.49%
Ten Years	rr_AverageAnnualReturnYear10	9.42%
MassMutual RetireSMARTSM Moderate Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,114
One Year	rr_AverageAnnualReturnYear01	(7.49%)
Five Years	rr_AverageAnnualReturnYear05	3.40%
Ten Years	rr_AverageAnnualReturnYear10	9.35%
MassMutual RetireSMARTSM Moderate Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	$ 656
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,148
10 Years	rr_ExpenseExampleYear10	$ 1,876
2009	rr_AnnualReturn2009	32.16%
2010	rr_AnnualReturn2010	15.24%
2011	rr_AnnualReturn2011	(3.23%)
2012	rr_AnnualReturn2012	14.88%
2013	rr_AnnualReturn2013	21.49%
2014	rr_AnnualReturn2014	3.16%
2015	rr_AnnualReturn2015	(2.94%)
2016	rr_AnnualReturn2016	6.94%
2017	rr_AnnualReturn2017	18.15%
2018	rr_AnnualReturn2018	(7.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.27%)
One Year	rr_AverageAnnualReturnYear01	(12.87%)
Five Years	rr_AverageAnnualReturnYear05	1.96%
Ten Years	rr_AverageAnnualReturnYear10	8.53%
MassMutual RetireSMARTSM Moderate Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,289
One Year	rr_AverageAnnualReturnYear01	(7.76%)
Five Years	rr_AverageAnnualReturnYear05	3.24%
Ten Years	rr_AverageAnnualReturnYear10	9.10%
MassMutual RetireSMARTSM Moderate Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	$ 1,574
One Year	rr_AverageAnnualReturnYear01	(7.92%)
Five Years	rr_AverageAnnualReturnYear05	3.00%
Ten Years	rr_AverageAnnualReturnYear10	8.84%
MassMutual RetireSMARTSM Moderate Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.85%)
Five Years	rr_AverageAnnualReturnYear05	(0.17%)
MassMutual RetireSMARTSM Moderate Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.83%)
Five Years	rr_AverageAnnualReturnYear05	1.27%
MassMutual RetireSMARTSM Moderate Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.38%)
Five Years	rr_AverageAnnualReturnYear05	8.49%
Ten Years	rr_AverageAnnualReturnYear10	13.12%
MassMutual RetireSMARTSM Moderate Growth Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	2.52%
Ten Years	rr_AverageAnnualReturnYear10	3.48%
MassMutual RetireSMARTSM Moderate Growth Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.68%)
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	8.47%

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .04%, .14%, .24%, .34%, .59%, .49%, and .74% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded for the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.